Segment Information (Disaggregation of Revenues for Revenues From Contracts With Customers, by Goods and Services Category and Geographical Location) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 1,504,029	¥ 1,352,263	¥ 1,299,965
Other revenues	[1]	1,826,802	1,522,558	1,514,396
Segment revenues /Total revenues		3,330,831	2,874,821	2,814,361
Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		320,653	269,050	266,390
Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		121,933	104,105	107,524
Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		297,626	275,929	244,508
Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		93,011	87,173	88,325
Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		102,956	83,559	76,087
Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		169,047	175,651	158,075
Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		107,010	102,369	99,843
Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		164,262	162,921	152,022
Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		127,531	91,506	107,191
Operating Segment
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,500,960	1,349,608	1,291,605
Other revenues	[1]	1,825,186	1,521,797	1,513,316
Segment revenues /Total revenues		3,326,146	2,871,405	2,804,921
Operating Segment | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		317,596	266,378	261,403
Operating Segment | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		121,933	104,105	107,524
Operating Segment | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		298,080	276,175	244,751
Operating Segment | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		93,165	87,183	88,322
Operating Segment | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		101,338	82,153	74,989
Operating Segment | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		170,429	176,961	159,557
Operating Segment | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		108,355	103,831	101,229
Operating Segment | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		166,833	166,891	152,108
Operating Segment | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		123,231	85,931	101,722
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		115,928	112,348	114,034
Other revenues	[1]	371,914	348,351	330,925
Segment revenues /Total revenues		487,842	460,699	444,959
Operating Segment | Corporate Financial Services and Maintenance Leasing | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,689	4,202	3,934
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		102	418	318
Operating Segment | Corporate Financial Services and Maintenance Leasing | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		70,671	65,250	65,942
Operating Segment | Corporate Financial Services and Maintenance Leasing | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,161	3,013	2,958
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,141	574	0
Operating Segment | Corporate Financial Services and Maintenance Leasing | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		36,164	38,891	40,882
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues from contracts with customers		450,491	419,807	403,291
Other revenues	[1]	80,410	77,973	68,401
Segment revenues /Total revenues		530,901	497,780	471,692
Operating Segment | Real Estate | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		4,141	3,754	3,536
Operating Segment | Real Estate | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		121,933	104,105	107,477
Operating Segment | Real Estate | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		8,157	8,958	9,662
Operating Segment | Real Estate | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Real Estate | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		97,994	82,153	74,989
Operating Segment | Real Estate | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		40	39	41
Operating Segment | Real Estate | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		108,355	103,831	101,229
Operating Segment | Real Estate | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		108,424	115,437	104,875
Operating Segment | Real Estate | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,447	1,530	1,482
Operating Segment | PE Investment and Concession
Segment Reporting Information [Line Items]
Revenues from contracts with customers		387,985	322,242	329,772
Other revenues	[1]	53,968	55,689	49,396
Segment revenues /Total revenues		441,953	377,931	379,168
Operating Segment | PE Investment and Concession | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		301,345	252,969	249,085
Operating Segment | PE Investment and Concession | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,344	0	0
Operating Segment | PE Investment and Concession | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	78	83
Operating Segment | PE Investment and Concession | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | PE Investment and Concession | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		57,268	50,880	47,233
Operating Segment | PE Investment and Concession | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26,028	18,315	33,371
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues from contracts with customers		172,444	178,221	160,612
Other revenues	[1]	36,787	7,800	4,986
Segment revenues /Total revenues		209,231	186,021	165,598
Operating Segment | Environment and Energy | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,311	3,307	3,771
Operating Segment | Environment and Energy | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		97	24	(6)
Operating Segment | Environment and Energy | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		159	196	239
Operating Segment | Environment and Energy | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		167,228	173,831	155,838
Operating Segment | Environment and Energy | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Environment and Energy | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,649	863	770
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	(1)	2,036
Other revenues	[1]	643,045	518,364	561,833
Segment revenues /Total revenues		643,045	518,363	563,869
Operating Segment | Insurance | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Insurance | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	(1)	2,036
Operating Segment | Banking and Credit
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,884	2,914	7,321
Other revenues	[1]	73,555	60,390	81,253
Segment revenues /Total revenues		76,439	63,304	88,574
Operating Segment | Banking and Credit | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	615
Operating Segment | Banking and Credit | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Banking and Credit | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,884	2,914	6,706
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues from contracts with customers		23,064	16,991	9,478
Other revenues	[1]	106,952	102,601	55,713
Segment revenues /Total revenues		130,016	119,592	65,191
Operating Segment | Aircraft and Ships | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,093	852	97
Operating Segment | Aircraft and Ships | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22	38	53
Operating Segment | Aircraft and Ships | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Aircraft and Ships | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		21,949	16,101	9,328
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues from contracts with customers		49,728	24,364	27,135
Other revenues	[1]	222,491	129,864	146,291
Segment revenues /Total revenues		272,219	154,228	173,426
Operating Segment | ORIX USA | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		2,535	543	555
Operating Segment | ORIX USA | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	47
Operating Segment | ORIX USA | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		15,604	17,901	20,157
Operating Segment | ORIX USA | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	637
Operating Segment | ORIX USA | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX USA | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		31,589	5,920	5,739
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues from contracts with customers		273,857	248,782	214,031
Other revenues	[1]	17,229	8,485	13,120
Segment revenues /Total revenues		291,086	257,267	227,151
Operating Segment | ORIX Europe | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		273,831	248,664	213,908
Operating Segment | ORIX Europe | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | ORIX Europe | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		26	118	123
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues from contracts with customers		24,579	23,940	23,895
Other revenues	[1]	218,835	212,280	201,398
Segment revenues /Total revenues		243,414	236,220	225,293
Operating Segment | Asia and Australia | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		482	751	425
Operating Segment | Asia and Australia | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		267	172	44
Operating Segment | Asia and Australia | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		22,335	21,737	22,141
Operating Segment | Asia and Australia | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Operating Segment | Asia and Australia | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,495	1,280	1,285
Corporate And Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,069	2,655	8,360
Other revenues	[1]	1,616	761	1,080
Segment revenues /Total revenues		4,685	3,416	9,440
Corporate And Intersegment Eliminations [Member] | Sales of goods
Segment Reporting Information [Line Items]
Revenues from contracts with customers		3,057	2,672	4,987
Corporate And Intersegment Eliminations [Member] | Real estate sales
Segment Reporting Information [Line Items]
Revenues from contracts with customers		0	0	0
Corporate And Intersegment Eliminations [Member] | Asset Management and Servicing
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(454)	(246)	(243)
Corporate And Intersegment Eliminations [Member] | Automobile related services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(154)	(10)	3
Corporate And Intersegment Eliminations [Member] | Facilities operation
Segment Reporting Information [Line Items]
Revenues from contracts with customers		1,618	1,406	1,098
Corporate And Intersegment Eliminations [Member] | Environment and energy services
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,382)	(1,310)	(1,482)
Corporate And Intersegment Eliminations [Member] | Real estate management and brokerage
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(1,345)	(1,462)	(1,386)
Corporate And Intersegment Eliminations [Member] | Real estate contract work
Segment Reporting Information [Line Items]
Revenues from contracts with customers		(2,571)	(3,970)	(86)
Corporate And Intersegment Eliminations [Member] | Other
Segment Reporting Information [Line Items]
Revenues from contracts with customers		¥ 4,300	¥ 5,575	¥ 5,469

[1]	Other revenues include revenues that are not in the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.